Note 11 - Income Per Common Share - Basic and Diluted Income Per Common Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Statement Line Items [Line Items]
Net income (loss)	$ 12,699	$ 9,417
Less: dividends on preferred shares	(247)	(247)
Profit (loss), attributable to ordinary equity holders of parent entity, used in calculating basic earnings per share	$ 12,452	$ 9,170
Average number of common shares outstanding (in shares)	25,964,424	27,025,317
Basic and diluted income per common share (note 11) (in CAD per share)	$ 0.48	$ 0.34